Additional Information: Condensed Financial Statements of the Company - Condensed Statement of Cash Flows of the Parent Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net cash used in operating activities	$ (2,038)	$ 5,761	$ (19,472)
Cash flows from financing activities
Net cash generated from financing activities	26,685	1,528	4,421
Changes in restricted cash	(10,797)	4,022	(19,620)
Cash, cash equivalents and restricted cash at beginning of year	40,274	36,627	56,806
Cash, cash equivalents and restricted cash at end of year	30,226	40,274	36,627
Parent
Cash flows from operating activities
Net cash used in operating activities	(40,112)	(5,284)	(24,877)
Cash flows from financing activities
Net cash generated from financing activities	29,904
Changes in restricted cash	(10,208)	(5,284)	(24,877)
Cash, cash equivalents and restricted cash at beginning of year	13,540	18,824	43,701
Cash, cash equivalents and restricted cash at end of year	$ 3,332	$ 13,540	$ 18,824